Consolidated Balance Sheets		Nov. 30, 2025 HKD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2024 HKD ($)
Current assets:
Cash		$ 67,468,223	$ 8,664,212	$ 63,535,847
Accounts receivable, net		2,370,437	304,410	2,358,162
Prepayments and other receivable		2,653,771	340,795	1,846,344
Due from Related parties, net		21,264,851	2,730,814	1,556,765
Escrow receivable				391,056
Total current assets		93,757,282	12,040,231	69,688,174
Non-current assets:
Property and equipment, net		27,018	3,470	28,327
Right-of-use assets, net		666,475	85,588	353,218
Deposits and prepayments		500,000	64,210	500,000
Deferred tax assets		440,388	56,554	1,159,587
Total non-current assets		1,633,881	209,822	2,041,132
Total assets		95,391,163	12,250,053	71,729,306
Current liabilities:
Accruals and other payables		899,753	115,546	1,276,229
Contract liabilities				128,400
Bank borrowings		501,522	64,405	480,619
Operating lease liabilities		499,296	64,119	293,792
Taxes payables		1,536,569	197,325	2,932,183
Total current liabilities		3,437,140	441,395	5,111,223
Other liabilities
Bank borrowings, net of current portion		1,505,343	193,315	2,012,828
Operating lease liabilities, net of current portion		167,179	21,469
Total other liabilities		1,672,522	214,784	2,012,828
Total liabilities		5,109,662	656,179	7,124,051
Commitment and contingencies
Shareholders’ equity
Additional paid-in capital		104,594,842	13,431,982	49,897,579
Shares subscription receivable		(10,852,353)	(1,393,650)
Retained earnings (Accumulated deficit)		(3,468,920)	(445,475)	14,706,655
Accumulated other comprehensive income (loss)		5,501	706
Total shareholders’ equity		90,281,501	11,593,875	64,605,255
Total liabilities and shareholders’ equity		95,391,163	12,250,053	71,729,306
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares, value	[1]	2,314	297	904
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares, value		$ 117	$ 15	$ 117	[1]

[1]	Number of shares divided as 450,000,000 Class A ordinary shares with a par value of US$0.00001 per share (the “Class A Ordinary Shares”) and 50,000,000 class B ordinary shares with a par value of US$0.00001 per share (the “Class B Ordinary Shares”), approved by the board of directors on November 27, 2024. The Company, for good and valuable consideration, planned to repurchase 1,500,000 shares of the Majority Shareholder’s Class A Ordinary Shares and 1,500,000 Class B Ordinary Shares to the Majority Shareholder. The company has completed the Class A and Class B share re-designation in February 2025. In June 2025, the company issued 15,000,000 Class A ordinary shares in a private placement financing for aggregate gross proceeds of approximately US$ 3,922,500. The issuance was accounted for as an equity financing transaction, with par value recorded as share capital and the excess over par value recorded as additional paid -in capital. The net proceeds were used for general corporate purposes. As of the reporting date, the company has not yet received investment proceeds amounting to US$1,333,650 (equivalent to HK$10,385,133). In July 2025, the company issued 2,625,000 Class A ordinary shares to certain consultants and one employee pursuant to the company’s 2025 Stock Incentive plan. The grant date fair value of the Company’s Class A ordinary shares was US$1.205 per share, determined with reference to the quoted closing market price on the grant date. The shares were issued to eligible participants at subscription price of US$0.3 per share. The difference between the grant date fair value and the subscription price represents share- based compensation in accordance with ASC718. As of the reporting date, the company has not yet received investment proceeds amounting to US$60,000(equivalent to HK$467,220). On January 15, 2026, the company’s board of directors approved a reverse stock split of the Company’s issued and outstanding ordinary shares at a ratio of one-for-twenty (1:20). The reverse stock split became effective on or about February 17, 2026. All share and per share amounts, including the number of shares outstanding, earnings per share, and other per share data, have been retrospectively adjusted for all periods presented to reflect the reverse stock split.